Finance Lease Receivables Included in Prepaid Expenses and Other and Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Operating Leases [Line Items]
Minimum lease payments receivable, Leveraged Leases	$ 778	$ 1,095
Estimated residual value, Leveraged Leases	496	600
Unearned income, Leveraged Leases	(309)	(535)
Total, Leverage Leases	965	1,160
Minimum lease payments receivable, Direct Finance Leases	7	8
Estimated residual value, Direct Finance Leases	2	2
Unearned income, Direct Finance Leases	(2)	(2)
Total, Direct Finance Leases	7	8
Minimum lease payments receivable, Total	785	1,103
Estimated residual value, Total	498	602
Unearned income, Total	(311)	(537)
Total investment in leases	972	1,168
Allowance for doubtful accounts	(78)	(78)
Finance lease receivables, net	894	1,090
Prepaid expenses and other	3	4
Other assets	891	1,086
Finance lease receivables, net	$ 894	$ 1,090